8. Project Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Project assets	$ 70,259	$ 57,729
Project assets, current	42,211	27,980
Project assets, noncurrent	28,048	29,749
Under development - Company as project owner [Member]
Project assets	59,315	48,605
Under development - Company expected to be project owner [Member]
Project assets	$ 10,944	$ 9,124